INVESTMENT MANAGEMENT

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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

April 24, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Partners, Inc. (the "Registrant")
(on behalf of Voya Solution Aggressive Portfolio and Voya Solution Conservative Portfolio (the "Acquiring
Portfolios"))

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for the Registrant. This Form N-14 is being filed in connection with a reorganization in which the Acquiring Portfolios, each a series of the Registrant, will acquire all of the assets of the respective target portfolios, namely Voya Solution Moderately Conservative Portfolio, a series of the Registrant, and Voya Strategic Allocation Conservative Portfolio and Voya Strategic Allocation Growth Portfolio (each, a "Target Portfolio"), each a series of Voya Strategic Allocation Portfolios, Inc., in exchange for shares of the corresponding Acquiring Portfolios and the assumption by the Acquiring Portfolios of the liabilities of each respective Target Portfolio.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 770-690-5568.

Regards,

/s/ Craig Foster

Craig Foster

Vice President and Counsel

Voya Investment Management

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